LONG-TERM RECEIVABLE, NET	12 Months Ended
Mar. 31, 2024
LONG-TERM RECEIVABLE, NET
LONG-TERM RECEIVABLE, NET

NOTE 4 — LONG-TERM RECEIVABLE, NET

On December 20, 2020, Junzhang Shanghai and one of its subsidiaries entered into two repayment agreements with their customer Shanghai Puli Printing Co., Ltd (“Shanghai Puli”) to extend the repayment dates of Shanghai Puli’s account receivable balance totaling RMB 6,422,747 ($935,170) to June 30, 2022 and December 31, 2025 respectively. The repayment will be made quarterly and annually respectively. The long-term receivable bears interest at the annual rate of 2% on the unpaid balance. On March 29, 2022, these two entities entered into an amended repayment agreement with Shanghai Puli to extend the repayment dates of Shanghai Puli’s account receivable balance as of March 31, 2022 totaling RMB 3,019,507 ($413,903) to December 31, 2023 and March 31, 2026 respectively. The long-term receivable bears interest at the annual rate of 1% on the unpaid balance and the repayment will be made annually respectively. One of the long-term receivables due on December 31, 2023 has been fully collected. As of March 31, 2024 and 2023, the allowance for credit losses was $5,073 and $nil, respectively, and total outstanding balance of the long-term receivable, net was $197,005 and $327,169, respectively.